BBH Core Select | BBH Core Select
BBH Core Select
INVESTMENT OBJECTIVE
The investment objective of BBH Core Select (the “Fund”) is to provide investors with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Retail Class shares.

The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses, excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 to 1.00% through March 1, 2014 (the “Expense Limitation Agreement”). After exclusions, total operating expenses for Retail Class shares of the Fund, are expected to be 1.25%. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	BBH Core Select Retail Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH Core Select Retail Class Shares
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.43%
Less Fee Waiver/Expense Reimbursement	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Retail Class shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3, 5 and 10 year calculations.

The example assumes that you invest $10,000 in the Fund's Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Retail Class shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
BBH Core Select Retail Class Shares	127	434	764	1,697

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund’s equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than $5 billion.

The investment adviser selects companies based on their long-term investment potential and follows a “buy and own” approach. The Fund does not seek to trade in and out of stocks for small gains. While not a determining factor, the investment adviser may consider tax implications when deciding whether or not to sell a particular investment.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Equity Securities Risk:

Equity securities risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Foreign Investment Risk:

This is the risk associated with adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Shareholder Concentration Risk:

This is the risk that asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows the performance of the Fund’s Retail Class shares has varied over the past calendar year. The table shows how the average annual returns of the Fund’s Retail Class shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Retail Class Shares (% Per Calendar Year)

Highest Performing Quarter: 10.79 % in 3rd quarter of 2012 Lowest Performing Quarter: (10.66)% in 3rd quarter of 2011
Average Annual Total Returns (Through December 31, 2012)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns BBH Core Select	1 Year	5 Years	Inception Date
Retail Class Shares	18.43%	11.01%	Mar. 25, 2011
After Taxes on Distributions Retail Class Shares	18.01%	10.57%
After Taxes on Distributions and Sale of Fund Shares Retail Class Shares	12.54%	9.38%
Standard & Poor’s 500 Stock Index (reflects no deduction of fees, expenses or taxes)	16.00%	7.08%